SCHEDULE OF BUSINESS COMBINATION MEASURED AT FAIR VALUE (Details) - Fair Value, Inputs, Level 3 [Member] - Valuation Technique, Discounted Cash Flow [Member]	Dec. 31, 2019
Measurement Input, Comparability Adjustment [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of fair value liability	0
Measurement Input, Discount Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of fair value liability	0.175